AOT Growth and Innovation ETF
Schedule of Investments
August 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 99.8%
Advertising - 3.4%
50,106	Magnite, Inc. (a)	$377,298
17,804	PubMatic, Inc. (a)	348,424
		725,722
Application Software - 15.4%
562	Adobe, Inc. (a)	209,873
2,701	AppLovin Corp. (a)	66,526
640	Autodesk, Inc. (a)	129,114
862	Bill.com Holdings, Inc. (a)	139,541
8,775	CS Disco, Inc. (a)	121,095
1,071	Datadog, Inc. (a)	112,401
3,741	Digital Turbine, Inc. (a)	69,096
5,017	DocuSign, Inc. (a)	292,090
560	Five9, Inc. (a)	54,942
451	HubSpot, Inc. (a)	152,005
13,131	Olo, Inc. (a)	102,553
6,940	Palantir Technologies, Inc. (a)	53,577
1,555	Paylocity Holding Corp. (a)	374,755
2,546	Salesforce, Inc. (a)	397,482
5,416	Trade Desk, Inc. (a)	339,583
998	Tyler Technologies, Inc. (a)	370,767
1,501	Unity Software, Inc. (a)	64,123
2,382	Zoom Video Communications, Inc. (a)	191,513
		3,241,036
Automobile Manufacturers - 2.5%
1,920	Tesla, Inc. (a)	529,171

Consumer Finance - 3.5%
46,847	LendingClub Corp. (a)	612,290
4,938	Upstart Holdings, Inc. (a)	127,894
		740,184
Data Processing & Outsourced Services - 13.0%
6,054	Affirm Holdings, Inc. (a)	141,845
4,619	Block, Inc. (a)	318,295
30,133	Dlocal Ltd. ADR (a)(b)	749,408
2,141	PayPal Holdings, Inc. (a)	200,055
41,863	Remitly Global, Inc. (a)	460,493
45,679	Toast, Inc. (a)	864,703
		2,734,799
Diversified Banks - 0.8%
33,405	NU Holdings Ltd. ADR (a)(b)	163,685

Financial Exchanges & Data - 0.8%
2,540	Coinbase Global, Inc. (a)	169,672

Health Care Technology - 1.8%
5,738	Doximity, Inc. (a)	190,444
1,582	Teladoc Health, Inc. (a)	49,137
720	Veeva Systems, Inc. (a)	143,510
		383,091

AOT Growth and Innovation ETF
Schedule of Investments (Continued)
August 31, 2022 (Unaudited)

Shares		Value
Household Appliances - 0.9%
29,161	Cricut, Inc. (a)	$181,965

Human Resource & Employment Services - 2.5%
24,527	Sterling Check Corp. (a)	521,935

Interactive Home Entertainment - 0.6%
1,982	Sea Ltd. ADR (a)(b)	122,884

Interactive Media & Services - 7.8%
13,280	Alphabet, Inc. (a)	1,437,162
9,016	Pinterest, Inc. (a)	207,729
		1,644,891
Internet & Direct Marketing Retail - 9.1%
7,018	Amazon.com, Inc. (a)	889,672
6,216	Etsy, Inc. (a)	656,472
427	MercadoLibre, Inc. (a)	365,239
		1,911,383
Internet Services & Infrastructure - 4.2%
942	Cloudflare, Inc. (a)	58,941
3,180	DigitalOcean Holdings, Inc. (a)	133,846
3,739	Fastly, Inc. (a)	34,960
462	Okta, Inc. (a)	42,227
10,373	Shopify, Inc. ADR (a)(b)	328,305
437	Snowflake, Inc. (a)	79,075
2,957	Twilio, Inc. (a)	205,748
		883,102
Movies & Entertainment - 2.5%
799	Netflix, Inc. (a)	178,624
2,941	Roku, Inc. (a)	199,988
1,421	Spotify Technology S.A. ADR (a)(b)	153,681
		532,293
Real Estate Services - 0.5%
5,500	Redfin Corp. (a)	45,045
1,822	Zillow Group, Inc. (a)	60,964
		106,009
Regional Banks - 1.9%
4,379	Silvergate Capital Corp. (a)	399,015

Semiconductors - 17.3%
17,730	Advanced Micro Devices, Inc. (a)	1,504,745
1,771	Analog Devices, Inc.	268,360
2,902	Micron Technology, Inc.	164,050
4,860	NVIDIA Corp.	733,568
3,689	Qualcomm, Inc.	487,944
5,661	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (b)	471,844
		3,630,511
Specialized Finance - 0.7%
25,483	SoFi Technologies, Inc. (a)	150,859

]AOT Growth and Innovation ETF
Schedule of Investments (Continued)
August 31, 2022 (Unaudited)

Shares		Value
Systems Software - 10.6%
7,339	KnowBe4, Inc. (a)	$141,056
5,501	Microsoft Corp.	1,438,346
8,459	Progress Software Corp.	407,132
160	ServiceNow, Inc. (a)	69,539
9,974	UiPath, Inc. (a)	164,072
		2,220,145
	TOTAL COMMON STOCKS (Cost $19,847,854)	20,992,352

MONEY MARKET FUNDS - 0.2%
45,049	First American Government Obligations Fund - Class X, 2.04% (c)	45,049
	TOTAL MONEY MARKET FUNDS (Cost $45,049)	45,049

	TOTAL INVESTMENTS (Cost $19,892,903) - 100.0%	21,037,401
	Other Liabilities in Excess of Assets - (0.0%) (d)	(5,657)
	TOTAL NET ASSETS - 100.0%	$21,031,744

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a)	Non-Income producing security.

(b)	Foreign issued scurity.

(c)	Rate shown is the 7-day effective yield.

(d)	Represents less than 0.05% of net assets.

AOT Growth and Innovation ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of August 31, 2022, the Fund did not hold any securities valued by an investment committee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AOT Growth and Innovation ETF

The following is a summary of the fair value classification of the Fund’s investments as of August 31, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
AOT Growth and Innovation ETF
Assets*
Common Stocks	$20,992,352	$-	$-	$20,992,352
Money Market Funds	45,049	-	-	45,049
Total Investments in Securities	$21,037,401	$-	$-	$21,037,401

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended August 31, 2022, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.